2. Acquisitions (Details - Acquisitions Platinum Tax Defenders) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2017
Goodwill	$ 3,749,963	$ 2,092,048		$ 0
Platinum Tax Defenders [Member]
Cash			$ 138,906
Accounts receivable			105,669
Other assets			60,041
Property and equipment			6,010
Goodwill			2,092,048
Liabilities			(272,674)
Total			$ 2,130,000